Operating segment data (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 MXN ($)
Operating segment data
Aeronautical revenues	$ 362,352	$ 7,055,543	$ 5,277,728	$ 2,942,558
Non-aeronautical revenues	114,516	2,229,802	1,653,379	1,171,039
Construction services revenues	136,067	2,649,423	1,788,903	1,253,869
Depreciation and amortization	28,308	551,200	487,230	435,344
Operating Income	311,454	6,064,486	4,110,389	1,721,468
Assets per segment	1,184,809		22,889,141	18,191,580	$ 23,069,978
Liabilities per segment	745,468		11,650,909	7,365,333	14,515,358
MDP Expenditures and other Capital Expenditures			2,117,178	1,505,785	3,290,783
Investments in airport concessions	$ 715,937		11,680,684	10,229,656	13,940,366
Operating segments
Operating segment data
Aeronautical revenues		7,126,932	5,326,515	2,966,361
Non-aeronautical revenues		5,480,845	5,330,118	3,665,471
Construction services revenues		2,650,253	1,803,825	1,280,338
Depreciation and amortization		561,319	487,230	443,925
Operating Income		8,875,250	5,425,577	2,485,164
Assets per segment			45,135,646	35,263,499	45,921,107
Liabilities per segment			16,539,503	11,087,689	20,546,163
MDP Expenditures and other Capital Expenditures			2,132,101	1,534,419	3,291,613
Investments in airport concessions			11,822,612	10,356,663	14,083,124
Operating segments | Monterrey
Operating segment data
Aeronautical revenues		3,142,454	2,371,178	1,278,255
Non-aeronautical revenues		699,779	551,744	479,322
Construction services revenues		1,414,207	908,960	802,470
Depreciation and amortization		168,595	142,152	122,507
Operating Income		1,337,766	505,076	445,952
Assets per segment			9,851,832	6,479,365	10,064,910
Liabilities per segment			2,328,736	1,367,347	2,917,998
MDP Expenditures and other Capital Expenditures			1,013,223	852,740	1,461,476
Investments in airport concessions			4,656,916	3,870,329	5,922,640
Operating segments | Acapulco
Operating segment data
Aeronautical revenues		275,301	196,631	117,218
Non-aeronautical revenues		38,444	33,250	27,159
Construction services revenues		76,474	44,088	29,409
Depreciation and amortization		46,760	45,693	44,780
Operating Income		106,615	41,484	21,587
Assets per segment			1,610,833	1,414,504	1,563,437
Liabilities per segment			475,820	449,606	314,200
MDP Expenditures and other Capital Expenditures			52,188	36,121	86,876
Investments in airport concessions			1,259,100	1,257,321	1,292,170
Operating segments | Mazatlan
Operating segment data
Aeronautical revenues		472,741	317,004	211,184
Non-aeronautical revenues		57,766	46,368	37,431
Construction services revenues		142,254	45,625	24,704
Depreciation and amortization		20,999	19,254	18,699
Operating Income		182,543	57,049	63,103
Assets per segment			1,472,456	1,358,969	1,538,740
Liabilities per segment			182,768	162,731	250,217
MDP Expenditures and other Capital Expenditures			54,387	32,655	148,605
Investments in airport concessions			575,299	548,185	697,290
Operating segments | Zihuatanejo
Operating segment data
Aeronautical revenues		219,411	137,018	98,645
Non-aeronautical revenues		25,255	22,127	18,360
Construction services revenues		98,199	129,957	45,984
Depreciation and amortization		21,487	20,058	19,091
Operating Income		85,484	26,664	12,961
Assets per segment			773,651	623,522	807,473
Liabilities per segment			213,664	130,925	194,626
MDP Expenditures and other Capital Expenditures			130,553	56,389	127,168
Investments in airport concessions			665,716	553,611	744,069
Operating segments | Chihuahua
Operating segment data
Aeronautical revenues		546,445	419,027	215,728
Non-aeronautical revenues		56,993	48,531	46,049
Construction services revenues		108,683	63,456	30,679
Depreciation and amortization		26,643	26,384	25,274
Operating Income		210,624	79,271	50,038
Assets per segment			1,156,808	942,529	1,244,337
Liabilities per segment			311,608	172,428	416,547
MDP Expenditures and other Capital Expenditures			64,277	46,111	137,204
Investments in airport concessions			747,296	707,619	831,637
Operating segments | Culiacan
Operating segment data
Aeronautical revenues		754,160	573,506	359,562
Non-aeronautical revenues		67,591	57,560	51,732
Construction services revenues		127,961	91,262	68,142
Depreciation and amortization		24,174	22,442	20,887
Operating Income		284,812	109,180	92,341
Assets per segment			1,291,889	1,176,640	1,288,354
Liabilities per segment			218,694	208,282	315,449
MDP Expenditures and other Capital Expenditures			93,664	68,737	198,690
Investments in airport concessions			698,863	628,208	804,427
Operating segments | Durango
Operating segment data
Aeronautical revenues		178,142	155,408	79,515
Non-aeronautical revenues		13,485	14,536	11,083
Construction services revenues		91,796	35,600	50,203
Depreciation and amortization		10,182	10,082	8,259
Operating Income		64,228	31,170	10,220
Assets per segment			433,110	361,233	492,548
Liabilities per segment			178,875	130,170	198,914
MDP Expenditures and other Capital Expenditures			37,840	51,282	209,505
Investments in airport concessions			280,275	253,402	362,520
Operating segments | San Luis Potosi
Operating segment data
Aeronautical revenues		246,795	192,712	108,045
Non-aeronautical revenues		41,350	38,345	28,508
Construction services revenues		55,609	67,399	58,189
Depreciation and amortization		26,006	24,150	21,569
Operating Income		99,870	35,288	34,648
Assets per segment			975,174	764,159	923,689
Liabilities per segment			592,318	507,738	598,902
MDP Expenditures and other Capital Expenditures			69,963	58,489	99,163
Investments in airport concessions			722,596	677,976	753,573
Operating segments | Tampico
Operating segment data
Aeronautical revenues		177,992	133,178	74,330
Non-aeronautical revenues		20,297	20,054	17,414
Construction services revenues		78,079	130,162	67,530
Depreciation and amortization		17,619	12,083	9,920
Operating Income		69,212	21,775	10,157
Assets per segment			607,634	459,542	697,865
Liabilities per segment			263,087	173,952	252,466
MDP Expenditures and other Capital Expenditures			133,222	75,441	82,426
Investments in airport concessions			504,349	385,514	565,004
Operating segments | Torreon
Operating segment data
Aeronautical revenues		231,357	175,268	94,892
Non-aeronautical revenues		25,193	24,450	17,425
Construction services revenues		55,155	28,802	12,233
Depreciation and amortization		11,334	10,811	10,605
Operating Income		89,481	32,917	23,661
Assets per segment			455,251	427,761	531,591
Liabilities per segment			150,071	145,686	163,161
MDP Expenditures and other Capital Expenditures			130,982	12,428	88,188
Investments in airport concessions			307,785	288,688	351,927
Operating segments | Zacatecas
Operating segment data
Aeronautical revenues		164,052	132,427	71,292
Non-aeronautical revenues		13,616	14,996	10,512
Construction services revenues		65,542	18,318	7,480
Depreciation and amortization		9,405	8,419	8,024
Operating Income		62,141	21,138	20,756
Assets per segment			304,253	278,600	361,218
Liabilities per segment			119,919	104,243	129,973
MDP Expenditures and other Capital Expenditures			38,291	29,634	83,413
Investments in airport concessions			223,770	212,775	281,018
Operating segments | Ciudad Juarez
Operating segment data
Aeronautical revenues		568,204	403,208	199,685
Non-aeronautical revenues		39,277	36,148	37,736
Construction services revenues		258,922	165,532	27,949
Depreciation and amortization		18,108	15,201	12,717
Operating Income		212,342	74,111	60,241
Assets per segment			908,182	685,696	1,315,268
Liabilities per segment			322,338	251,677	580,324
MDP Expenditures and other Capital Expenditures			200,447	32,356	272,255
Investments in airport concessions			528,488	376,574	770,990
Operating segments | Reynosa
Operating segment data
Aeronautical revenues		149,878	119,950	58,010
Non-aeronautical revenues		10,796	12,133	11,500
Construction services revenues		77,372	74,664	55,366
Depreciation and amortization		24,422	20,472	9,553
Operating Income		55,664	24,219	9,171
Assets per segment			889,245	724,866	866,773
Liabilities per segment			490,399	445,447	421,733
MDP Expenditures and other Capital Expenditures			86,752	59,569	98,412
Investments in airport concessions			652,159	596,461	705,859
Operating segments | NH T2 Hotel
Operating segment data
Non-aeronautical revenues		238,845	171,005	110,299
Depreciation and amortization		45,647	42,054	40,301
Operating Income		66,884	35,708	(8,609)
Assets per segment			517,121	498,674	491,404
Liabilities per segment			205,908	201,062	206,241
MDP Expenditures and other Capital Expenditures			105	187	59,814
Operating segments | Hilton Garden Inn
Operating segment data
Non-aeronautical revenues		94,067	52,483	32,614
Depreciation and amortization		11,758	9,634	11,430
Operating Income		24,652	5,789	(6,918)
Assets per segment			309,245	297,470	292,959
Liabilities per segment			32,992	31,397	39,681
MDP Expenditures and other Capital Expenditures			0	3,628	1,793
Operating segments | VYNMSA
Operating segment data
Non-aeronautical revenues		81,863	68,294	56,454
Depreciation and amortization		30,695	28,186	23,621
Operating Income		41,608	31,222	24,082
Assets per segment			486,130	494,223	592,992
Liabilities per segment			262,011	277,183	350,088
MDP Expenditures and other Capital Expenditures			16,127	107,952	82,554
Operating segments | Other Segment
Operating segment data
Non-aeronautical revenues		3,956,228	4,118,094	2,671,873
Depreciation and amortization		47,485	30,155	36,688
Operating Income		5,881,324	4,293,516	1,621,773
Assets per segment			23,092,832	18,275,746	22,847,549
Liabilities per segment			10,190,295	6,327,815	13,195,643
MDP Expenditures and other Capital Expenditures			10,080	10,699	54,071
Eliminations
Operating segment data
Aeronautical revenues		(71,389)	(48,787)	(23,803)
Non-aeronautical revenues		(3,251,043)	(3,676,739)	(2,494,432)
Construction services revenues		(830)	(14,922)	(26,469)
Depreciation and amortization		(10,119)		(8,581)
Operating Income		$ (2,810,764)	(1,315,188)	(763,696)
Assets per segment			(22,246,505)	(17,071,919)	(22,851,129)
Liabilities per segment			(4,888,594)	(3,722,356)	(6,030,805)
MDP Expenditures and other Capital Expenditures			(14,923)	(28,634)	(830)
Investments in airport concessions			$ (141,928)	$ (127,007)	$ (142,758)